TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
TAXES ON INCOME
TAXES ON INCOME
NOTE 20:-	TAXES ON INCOME
a.	Tax rates applicable to the income of the Group companies:
1.	Companies in Israel:

The Israeli corporate income tax rate was 23% in 2022, 2021 and 2020.

The deferred taxes are computed at the average tax rate of 23% (2021 – 23%, 2020 – 23%), based on the tax rates that are expected to apply upon realization.

2.	Foreign subsidiaries:

The principal tax rates applicable to the major subsidiaries whose place of incorporation is outside Israel are:

The U.S. - tax at the rate of 21%.

Germany - tax at the rate of 31.4%.

b.	Taxes on income included in the statements of comprehensive income:

	Year ended
	December 31,
	2022	2021	2020
Current taxes	749	236	—
Deferred taxes	341	259	136
Taxes in respect of prior years	7	(40)	(337)

	1,097	455	(201)

NOTE 20:-TAXES ON INCOME (Cont.)

c.	Deferred tax assets (liabilities):

Composition and changes in deferred taxes, as presented in the consolidated balance sheet, are as follows:

	Fixed		Carry-
	and	Employee	forward
	intangible	benefit	tax
	assets	liabilities	losses	Total
Balance at January 1, 2021	(599)	517	4,371	4,289

Initially consolidated companies	(3,656)	300	—	(3,356)
Amount included in statement of comprehensive income	334	(19)	(574)	(259)
Currency translation differences	(85)	26	119	60

Balance at December 31, 2021	(4,006)	824	3,916	734

Amount included in statement of comprehensive income	498	(122)	(875)	(499)	(*)
Currency translation differences	443	(90)	(416)	(63)

Balance at December 31, 2022	(3,065)	612	2,625	172

(*) $159 presented in other comprehensive income.

d.	The deferred taxes are reflected in the balance sheet as follows:

	December 31,
	2022	2021
Non-current assets	2,872	4,168
Non-current liabilities	(2,700)	(3,434)

	172	734

NOTE 20:-TAXES ON INCOME (Cont.)

e.	A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense is as follows:

	Year ended
	December 31,
	2022	2021	2020
Income (loss) before taxes on income	1,312	(13,469)	77

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	302	(3,098)	18

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	7	(40)	(337)
Non-deductible expenses (non-taxable income)	(1,699)	2,613	134
Different tax rates	60	22	(2)
Loss for which deferred taxes were not recognized	2,234	926	857
Capital losses for which deferred taxes were not recognized	193	32	(36)
Utilization of previously unrecognized tax losses	—	—	(835)

Total tax expenses reported in the consolidated statements of comprehensive income	1,097	455	(201)

f.	Carry forward tax losses:

The carry forward losses for tax purposes as of December 31, 2022 amount to NIS 236,130,000 ($67,102) (2021 –NIS 249,552,000 ($80,242), 2020 – NIS 254,320,000, $79,104) in Israel (which may be carried forward indefinitely) and EUR 22,212,000 ($23,689) (2021 – EUR 17,026,000 ($19,270), 2020 – EUR 16,737,000, $ 20,532) in Europe. In the U.S., SHL USA has federal and state net operating losses and credits of $10,716 (2021 - $8,866, 2020 - $ 7,743), which expire at various times.

Deferred tax assets in the amount of $21,113 (2021 - $26,194) relating to carry forward tax losses as described above, and deductible temporary differences, are not included in the consolidated financial statements as management presently believes that it is not probable that these deferred taxes will be realized in the foreseeable future.

NOTE 20:-TAXES ON INCOME (Cont.)

g.	The expiry dates for carry forward tax losses which are not recognized are as follows:

	Year ended
	December 31,
	2022	2021
2022	—	412
2023	24	37
2024	229	743
2025	126	400
2026	52	139
2027	281	945
2028-2031	423	1,447
2032-2039	857	10,749
Unlimited	87,278	75,030

	89,270	89,902